Provisions for liabilities and charges - Roll-forward (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 1,268
Expected credit losses impairment release	(6)
Currency translation and other movements	22
Charge to income statement	137
Release to income statement	(56)
Provisions utilised	(226)
Balance at end of the period	1,139
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	474
Currency translation and other movements	1
Charge to income statement	88
Release to income statement	(19)
Provisions utilised	(76)
Balance at end of the period	468
Legal proceedings provision [Member]
Provisions for liabilities and charges
Balance at beginning of the period	277
Currency translation and other movements	18
Charge to income statement	6
Release to income statement	(5)
Provisions utilised	(71)
Balance at end of the period	225
Property
Provisions for liabilities and charges
Balance at beginning of the period	231
Charge to income statement	10
Release to income statement	(5)
Provisions utilised	(16)
Balance at end of the period	220
Financial commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	93
Expected credit losses impairment release	(6)
Charge to income statement	0
Balance at end of the period	87
Other
Provisions for liabilities and charges
Balance at beginning of the period	193
Currency translation and other movements	3
Charge to income statement	33
Release to income statement	(27)
Provisions utilised	(63)
Balance at end of the period	£ 139